SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR THE CREDIT LOSSES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total provision for the year	$ 23,132	$ 141,639
Charged to consolidated statements of operations and comprehensive loss	23,132	141,639
Foreign exchange adjustment	89,364	(47,841)
Balance at end of Period	4,814,810	2,127,694
Accounts Receivable [Member]
Account receivable	23,132	141,639
Retention receivable, current
Retention Receivable Current [Member]
Retention receivable, current
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance at beginning of the period	$ 4,702,314	$ 2,033,896